Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates fair value, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates fair value. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories

At December 31, 2016, inventories were stated at the lower of cost or market. In the fourth quarter of 2016, the Company changed its accounting method for valuing its inventories held by the parent company and Nucor-Yamato Steel Company to the first-in, first-out (FIFO) method of accounting from the last-in, first-out (LIFO) method. All inventories held by other subsidiaries of the parent company were previously and continue to be valued using the FIFO method. The Company believes that the FIFO method is preferable as it improves comparability with our most similar peers, it more closely resembles the physical flow of our inventory, it better matches revenue with expenses and it aligns with how the Company internally monitors the performance of our businesses.

The effects of the change in accounting principle from LIFO to FIFO have been retrospectively applied to all periods presented. As a result of the retrospective application of the change in accounting principle, certain financial statement line items in the Company’s consolidated balance sheet as of December 31, 2015 and its consolidated statements of earnings and consolidated statements of cash flows for 2015 and 2014 were adjusted as follows.

(in thousands, except per share data)	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Earnings for the year ended December 31, 2015:
Cost of products sold	$14,858,014	$467,372	$15,325,386
Provision for income taxes	213,154	(164,318)	48,836
Net earnings	496,084	(303,054)	193,030
Earnings attributable to noncontrolling interests	138,425	(26,119)	112,306
Net earnings attributable to Nucor stockholders	357,659	(276,935)	80,724
Net earnings per share:
Basic	$1.11	$(0.86)	$0.25
Diluted	$1.11	$(0.86)	$0.25
Consolidated Statement of Earnings for the year ended December 31, 2014:
Cost of products sold	$19,198,615	$57,289	$19,255,904
Provision for income taxes	388,787	(20,063)	368,724
Net earnings	815,790	(37,226)	778,564
Earnings attributable to noncontrolling interests	101,844	(2,617)	99,227
Net earnings attributable to Nucor stockholders	713,946	(34,609)	679,337
Net earnings per share:
Basic	$2.22	$(0.10)	$2.12
Diluted	$2.22	$(0.11)	$2.11
Consolidated Balance Sheet as of December 31, 2015:
Inventories, net	$2,145,444	$100,025	$2,245,469
Deferred credits and other liabilities	718,613	36,161	754,774
Retained earnings	7,255,972	60,938	7,316,910
Consolidated Statement of Cash Flows for the year ended December 31, 2015:
Net earnings	$496,084	$(303,054)	$193,030
Changes in inventories	593,830	467,372	1,061,202
Changes in deferred income taxes	(82,518)	(164,318)	(246,836)
Consolidated Statement of Cash Flows for the year ended December 31, 2014:
Net earnings	$815,790	$(37,226)	$778,564
Changes in inventories	(45,963)	57,289	11,326
Changes in deferred income taxes	90,864	(20,063)	70,801

The effects of the change in accounting principle from LIFO to FIFO have been retrospectively applied to all periods presented in Notes 6, 19, 21, 22 and 24 of the consolidated financial statements.

The following table shows the effect of the change in accounting principle from LIFO to FIFO on net earnings, earnings attributable to noncontrolling interests, net earnings attributable to Nucor stockholders and the related basic and diluted earnings per share for the year ended December 31, 2016.

(in thousands, except per share data)	As Computed under LIFO	As Computed Under FIFO	Effect of Change
Consolidated Statement of Earnings for the year ended December 31, 2016:
Net earnings	$810,304	$900,416	$90,112
Earnings attributable to noncontrolling interests	99,500	104,145	4,645
Net earnings attributable to Nucor stockholders	710,804	796,271	85,467
Net earnings per share:
Basic	$2.22	$2.48	$0.26
Diluted	$2.22	$2.48	$0.26

Property, Plant and Equipment

Property, plant and equipment is stated at cost, except for property, plant and equipment acquired through acquisitions which is recorded at acquisition date fair value. With the exception of our natural gas wells, depreciation is provided on a straight-line basis over the estimated useful lives of the assets. Depletion of all capitalized costs associated with our natural gas producing properties is expensed on a unit-of-production basis by individual field as the gas from the proved developed reserves is produced. The costs of acquiring unproved natural gas leasehold acreage are capitalized. When proved reserves are found on unproved properties, the associated leasehold cost is transferred to proved properties. Unproved leases are reviewed periodically for any impairment triggering event, and a valuation allowance is provided for any estimated decline in value. The costs of planned major maintenance activities are capitalized as part of other current assets and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units, it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the fair value of goodwill and could result in impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives.

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which independent cash flows can be separately identified. Asset impairments are assessed whenever circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that impairment exists, the related assets are written down to their estimated fair market value.

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company’s equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. Examples of such circumstances include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee; missed financial projections; a significant adverse change in the regulatory, economic or technological environment of the investee; a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates and recurring negative cash flows from operations. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Nucor periodically uses derivative financial instruments primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as to scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor periodically uses derivatives to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair value hedges are reported in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria or contain ineffectiveness, the change in fair value (or a portion thereof) is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition

Nucor recognizes revenue when persuasive evidence of a contractual arrangement exists, delivery has occurred, the sales price is fixed or determinable and collection is reasonably assured. Product is considered delivered to the customer once it has been shipped and title and risk of loss has been transferred.

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of interest expense.

Nucor’s intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Foreign Currency Translation

For Nucor’s operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses have been translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity’s financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in net earnings in the period they occur.

Recently Adopted Accounting Pronouncements

In the first quarter of 2016, Nucor adopted new accounting guidance that requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This new guidance is applied retrospectively for the Company for all periods presented. As of December 31, 2015, the Company reclassified $23.5 million of deferred long-term debt issuance costs from other assets to long-term debt due after one year in the consolidated balance sheets.

In the first quarter of 2016, Nucor adopted new accounting guidance that requires an acquirer in a business combination to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. This standard is applied prospectively for the Company beginning January 1, 2016. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In the fourth quarter of 2016, Nucor adopted new accounting guidance that specifies the responsibility that an entity’s management has to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern. This standard is applied prospectively for the Company beginning with the annual and interim reporting periods ending December 31, 2016. The adoption of this standard did not have an effect on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In May 2014, new accounting guidance was issued that will supersede nearly all existing accounting guidance related to revenue recognition. The new guidance provides that an entity recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The Financial Accounting Standards Board has also issued a number of updates to this new accounting guidance. The standard is effective for the Company for annual and interim reporting periods beginning after December 15, 2017 and is not expected to have a material effect on the Company’s consolidated financial statements.

In January 2016, new accounting guidance was issued regarding the recognition and measurement of financial assets and financial liabilities. Changes to the current accounting guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the Financial Accounting Standards Board clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities, is largely unchanged. The standard is effective for the Company for annual and interim reporting periods beginning after December 15, 2017 and is not expected to have a material effect on the Company’s consolidated financial statements.

In February 2016, new accounting guidance was issued regarding the accounting for leases. The new guidance requires all lessees to recognize on the balance sheet right to use assets and lease liabilities for the rights and obligations created by lease arrangements with terms greater than 12 months. The standard is effective for the Company for annual and interim reporting periods beginning after December 15, 2018. The Company is evaluating the impact that the adoption of this new guidance will have on its consolidated financial statements.

In March 2016, new accounting guidance was issued regarding employee share-based payment accounting. The new guidance simplifies certain aspects of the accounting for share-based payment transactions, including income tax requirements, forfeitures and presentation on the balance sheet and statement of cash flows. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2016 and is not expected to have a material effect on the Company’s consolidated financial statements.

In August 2016, new accounting guidance was issued regarding the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. The new guidance addresses specific cash flow presentation issues in order to reduce diversity in existing practice. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2017. The Company is evaluating the impact that the adoption of this new guidance will have on its consolidated financial statements.

In October 2016, new accounting guidance was issued regarding intra-entity transfers of assets other than inventory. The new guidance requires that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2017. The Company is evaluating the impact that the adoption of this new guidance will have on its consolidated financial statements.